Financial Risk Management and Financial Instruments - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Billions	Dec. 31, 2016	Dec. 31, 2007
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks		kr 26.9
Type of issuer/counterpart Governments		22.8
Corporates		0.3
Mortgage institutes		17.7
2016	kr 57.9	67.7
Maturity within 3 months [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks		26.4
Type of issuer/counterpart Governments		9.5
Corporates		0.3
Mortgage institutes		0.2
2016	37.0	36.4
Maturity between 3 and 12 months [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks		0.2
Type of issuer/counterpart Governments		1.0
Corporates		0.0
Mortgage institutes		0.0
2016	1.3	1.2
Later than one year and not later than five years [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks		0.2
Type of issuer/counterpart Governments		11.5
Corporates		0.0
Mortgage institutes		16.7
2016	19.3	28.4
2023 or later [member]
Disclosure of Cash and Cash Equivalents and Interest Bearing Securities [Line Items]
Banks		0.1
Type of issuer/counterpart Governments		0.8
Corporates		0.0
Mortgage institutes		0.8
2016	kr 0.3	kr 1.7